Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Cash flows from operating activities:
Net cash provided by operating activities	$ 56,338	¥ 386,934	¥ 441,710
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,370)	(16,274)	(22,045)
Proceeds from disposal of property, plant and equipment	47	326	28
Net cash used in investing activities	(2,323)	(15,948)	(22,017)
Cash flows from financing activities:
Payment for dividends to shareholders	(2,646)	(18,173)
Net cash used in financing activities	(2,646)	(18,173)
Effect of foreign currency exchange rate change on cash and cash equivalents	1,140	7,827	(2,677)
Net increase in cash and cash equivalents	52,509	360,640	417,016
Cash and cash equivalents at beginning of year	618,901	4,250,610	3,510,264
Cash and cash equivalents at end of year	671,410	4,611,250	3,927,280
Supplemental disclosures of cash flow information:
Cash paid for income taxes	$ 5,233	¥ 35,940	32,390
Cash paid for interest			¥ 1,537